Equity Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Equity Transactions

Note 3. Equity Transactions

Rights Offering

On June 25, 2010, the Company completed a rights offering. The offering entitled holders of the rights to purchase units at $1.50 per unit, with each unit consisting of one share of GFN common stock and a three-year warrant to purchase 0.5 additional shares of GFN common stock at an exercise price of $4.00 per share. At December 31, 2012, the Company had outstanding a total of 4,187,247 warrants that would enable the holders to acquire an additional 2,093,623 shares of common stock at an exercise price of $4.00 per share.

Cumulative Preferred Stock

The Company conducted private placements of Series A 12.5% Cumulative Preferred Stock, par value $0.0001 per share and liquidation preference of $50 per share (“Series A Preferred Stock”); and Series B 8% Cumulative Preferred Stock, par value of $0.0001 per share and liquidation value of $1,000 per share (“Series B Preferred Stock”). The Series B Preferred Stock is offered primarily in connection with business combinations. The Series A Preferred Stock and the Series B Preferred Stock are referred to collectively as the “Cumulative Preferred Stock.” Upon issuance of the Cumulative Preferred Stock, the Company recorded the liquidation value as the preferred equity in the consolidated balance sheet, with any issuance or offering costs as a reduction in additional paid-in capital. As of December 31, 2012, the Company had issued 25,900 shares and 100 shares of Series A Preferred Stock and Series B Preferred Stock for total proceeds of $1,295,000 and $100,000, respectively.

The Cumulative Preferred Stock is not convertible into GFN common stock, has no voting rights, except as required by Delaware law, and is not redeemable prior to February 1, 2014; at which time it may be redeemed at any time, in whole or in part, at the Company’s option. Holders of the Cumulative Preferred Stock are entitled to receive, when declared by the Company’s Board of Directors, annual dividends payable quarterly in arrears on the 31st day of January, July and October and on the 30th day of April of each year. In the event of any liquidation or winding up of the Company, the holders of the Cumulative Preferred Stock will have preference to holders of common stock; with the holders of the Series A Preferred Stock having preference over holders of the Series B Preferred Stock.

In connection with an acquisition during the year ended June 30, 2011, the Company issued 110 shares of Series B Preferred Stock with a liquidation value of $110,000 that is redeemable in three annual installments from the dates of issuance. As a result, these issuances, which total $40,000 at December 31, 2012, are classified as a liability in the condensed consolidated balance sheet under the caption “Senior and other debt.”

As of December 31, 2012, since issuance, dividends paid or payable totaled $624,000 and $46,000 for the Series A Preferred Stock and Series B Preferred Stock, respectively. The characterization of dividends to the recipients for Federal income tax purposes is made based upon the earnings and profits of the Company, as defined by the Internal Revenue Code.

In connection with the Southern Frac acquisition (see Note 4), the Company issued 750 shares of a new Series C Convertible Cumulative Preferred Stock, par value $0.0001 per share and liquidation preference of $1,000 per share (“Series C Preferred Stock”). Each share of Series C Preferred Stock will accrue no dividends unless declared by the Board of Directors of the Company. The Series C Preferred Stock is automatically convertible into 150,000 shares of GFN common stock at the date that the shares of GFN common stock have a closing price equal to or in excess of $5.00 per share on the NASDAQ Stock Market. If after two years the shares have not converted automatically, the holder can convert at there discretion. In addition the shares are redeemable by the Company for cash at any time for the liquidation value plus accrued but unpaid dividends.

Royal Wolf Dividend

On August 14, 2012, the Board of Directors of Royal Wolf declared a dividend of AUS$0.045 per RWH share payable on October 2, 2012 to shareholders of record on September 20, 2012. The condensed consolidated financial statements reflect the amount of the dividend pertaining to the noncontrolling interest.

Note 3. Equity Transactions

Rights Offering

On June 25, 2010, the Company completed a rights offering to stockholders of record as of May 14, 2010. The offering entitled holders of the rights to purchase units at $1.50 per unit, with each unit consisting of one share of GFN common stock and a three-year warrant to purchase 0.5 additional shares of GFN common stock at an exercise price of $4.00 per share. At June 30, 2012, the Company has a total of 4,187,247 shares of common stock and 4,187,247 warrants to acquire an additional 2,093,623 shares of common stock at an exercise price of $4.00 per share.

Cumulative Preferred Stock

The Company conducted private placements of Series A 12.5% Cumulative Preferred Stock, par value $0.0001 per share and liquidation preference of $50 per share (“Series A Preferred Stock”); and Series B 8% Cumulative Preferred Stock, par value of $0.0001 per share and liquidation value of $1,000 per share (“Series B Preferred Stock”). The Series B Preferred Stock is offered primarily in connection with business combinations. The Series A Preferred Stock and the Series B Preferred Stock are referred to collectively as the “Cumulative Preferred Stock.” Upon issuance of the Cumulative Preferred Stock, the Company records the liquidation value as the preferred equity in the consolidated balance sheet, with any issuance or offering costs as a reduction in additional paid-in capital. As of June 30, 2012, the Company had issued 25,900 shares and 100 shares of Series A Preferred Stock and Series B Preferred Stock for total proceeds of $1,295,000 and $100,000, respectively.

The Cumulative Preferred Stock is not convertible into GFN common stock, has no voting rights, except as required by Delaware law, and is not redeemable prior to February 1, 2014; at which time it may be redeemed at any time, in whole or in part, at the Company’s option. Holders of the Cumulative Preferred Stock are entitled to receive, when declared by the Company’s Board of Directors, annual dividends payable quarterly in arrears on the 31st day of January, July and October and on the 30th day of April of each year. In the event of any liquidation or winding up of the Company, the holders of the Cumulative Preferred Stock will have preference to holders of common stock; with the holders of the Series A Preferred Stock having preference over holders of the Series B Preferred Stock.

In connection with the acquisition of Advanced Mobile Storage (see Note 4), the Company issued 110 shares of Series B Preferred Stock with a liquidation value of $110,000 that is redeemable in three annual installments from the dates of issuance. As a result, these issuances, which total $73,000 at June 30, 2012, is classified as a liability in the consolidated balance sheet under the caption “Senior and other debt.”

As of June 30, 2012, since issuance, dividends paid or payable totaled $544,000 and $40,000 for the Series A Preferred Stock and Series B Preferred Stock, respectively. The characterization of dividends to the recipients for Federal income tax purposes is made based upon the earnings and profits of the Company, as defined by the Internal Revenue Code.

Royal Wolf Dividend

In February 2012, the Board of Directors of Royal Wolf declared a dividend of AUS$0.035 per RWH share payable to shareholders of record on March 20, 2012 and the consolidated financial statements reflect the amount of the dividend pertaining to the noncontrolling interest.